Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.46%
Brazil–7.23%
Arcos Dorados Holdings, Inc., Class A	661,360	$6,256,466
Multiplan Empreendimentos Imobiliarios S.A.	1,832,200	8,955,875
TOTVS S.A.	984,800	5,289,831
Wilson Sons S.A.	3,008,682	8,379,813
		28,881,985
Canada–7.40%
Calian Group Ltd.	179,300	6,736,373
E-L Financial Corp. Ltd.	14,356	9,417,409
Information Services Corp.	404,100	6,575,086
Total Energy Services, Inc.	670,190	4,618,427
Trican Well Service Ltd.	639,308	2,188,686
		29,535,981
China–3.63%
Airtac International Group	109,000	3,310,175
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,494,949	3,227,592
Tongcheng Travel Holdings Ltd.(a)(b)	3,632,000	7,947,209
		14,484,976
Denmark–0.19%
TCM Group A/S(a)(b)	110,196	774,923
Egypt–1.83%
Eastern Co. S.A.E.	5,694,856	4,438,110
Integrated Diagnostics Holdings PLC(a)(b)	7,477,870	2,852,688
		7,290,798
France–8.70%
Exail Technologies S.A.(b)(c)	260,276	4,808,462
Guillemot Corp.(c)	261,198	1,656,012
Kaufman & Broad S.A.	189,837	5,522,335
Linedata Services	58,928	3,364,736
Metropole Television S.A.	185,460	2,349,233
Neurones	114,859	4,306,607
Precia S.A.	298,101	7,597,067
Societe Pour L’Informatique Industrielle SII	104,359	5,162,336
		34,766,788
Georgia–2.79%
TBC Bank Group PLC	307,628	11,158,767
Germany–4.68%
Cherry SE(b)	368,000	1,830,611
CompuGroup Medical SE & Co. KGaA	137,129	5,375,205
CTS Eventim AG & Co. KGaA	70,111	3,990,147
flatexDEGIRO AG(b)	594,386	5,211,884
MorphoSys AG(b)	83,120	2,267,973
		18,675,820
India–2.18%
Emami Ltd.	659,682	4,266,435
Shares		Value
India–(continued)
MakeMyTrip Ltd.(b)(c)	109,908	$4,453,472
		8,719,907
Indonesia–4.23%
PT Kalbe Farma Tbk	49,480,300	5,617,726
PT Mitra Keluarga Karyasehat Tbk(a)	38,349,700	6,697,718
PT Pakuwon Jati Tbk	161,499,300	4,572,373
		16,887,817
Ireland–0.43%
Origin Enterprises PLC	495,000	1,700,299
Italy–4.39%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	5,556,803
MARR S.p.A.	324,398	4,114,839
Openjobmetis Spa agenzia per il lavoro	401,136	3,656,720
Technogym S.p.A.(a)	543,169	4,197,763
		17,526,125
Japan–4.17%
Nabtesco Corp.	255,100	4,599,147
Tokyo Ohka Kogyo Co. Ltd.	76,500	4,548,697
Zuken, Inc.	308,900	7,504,757
		16,652,601
Malaysia–2.30%
Bursa Malaysia Bhd.	2,283,700	3,277,410
Heineken Malaysia Bhd.	1,140,000	5,903,343
		9,180,753
Mexico–3.43%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	8,118,600
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	512,766	5,565,030
		13,683,630
Netherlands–0.73%
SBM Offshore N.V.	223,727	2,935,181
New Zealand–0.78%
Freightways Group Ltd.(c)	641,183	3,134,122
Poland–3.22%
LiveChat Software S.A.	268,000	8,908,594
Mo-BRUK S.A.	64,932	3,963,594
		12,872,188
Romania–0.07%
Fondul Proprietatea S.A.	3,000,000	268,347
South Africa–1.87%
Combined Motor Holdings Ltd.	2,114,569	3,197,024
Karooooo Ltd.	214,000	4,260,740
		7,457,764
South Korea–1.73%
Douzone Bizon Co. Ltd.	101,650	2,183,740
LEENO Industrial, Inc.	41,447	4,720,463
		6,904,203

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
Spain–1.02%
Construcciones y Auxiliar de Ferrocarriles S.A.	130,396	$4,070,722
Sweden–1.85%
Kindred Group PLC, SDR	614,821	5,609,937
Proact IT Group AB	250,428	1,761,139
		7,371,076
Switzerland–1.17%
Kardex Holding AG(c)	21,500	4,686,692
Taiwan–2.68%
ASPEED Technology, Inc.	31,000	2,661,805
Visual Photonics Epitaxy Co. Ltd.	1,757,000	8,056,198
		10,718,003
United Kingdom–16.37%
4imprint Group PLC	70,000	4,446,817
Bioventix PLC	32,000	1,510,382
Character Group PLC (The)	440,000	1,395,511
Clarkson PLC	142,000	4,725,840
DCC PLC	154,050	8,636,315
Diploma PLC	125,915	4,600,216
EMIS Group PLC	119,500	2,817,229
Ergomed PLC(b)	49,171	802,081
IG Group Holdings PLC	937,045	7,323,322
ME Group International PLC	1,987,000	3,820,896
Mortgage Advice Bureau Holdings Ltd.	728,229	4,718,492
Renew Holdings PLC	608,291	5,281,220
Savills PLC	413,099	4,348,369
Serco Group PLC	2,540,000	4,605,584
XP Power Ltd.	221,578	6,369,809
		65,402,083
Shares		Value
United States–2.39%
Epsilon Energy Ltd.	272,280	$1,437,638
Signify N.V.	194,303	5,199,192
VAALCO Energy, Inc.(c)	660,947	2,901,557
		9,538,387
Total Common Stocks & Other Equity Interests (Cost $333,604,931)		365,279,938
Money Market Funds–6.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	9,282,998	9,282,998
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	6,798,126	6,799,485
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	10,609,140	10,609,140
Total Money Market Funds (Cost $26,689,086)		26,691,623
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.14% (Cost $360,294,017)		391,971,561
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.69%
Invesco Private Government Fund, 5.30%(d)(e)(f)	775,977	775,977
Invesco Private Prime Fund, 5.51%(d)(e)(f)	1,995,371	1,995,371
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,771,541)		2,771,348
TOTAL INVESTMENTS IN SECURITIES—98.83% (Cost $363,065,558)		394,742,909
OTHER ASSETS LESS LIABILITIES–1.17%		4,660,695
NET ASSETS–100.00%		$399,403,604
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $22,470,301, which represented 5.63% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,529,276	$18,154,979	$(21,401,257)	$-	$-	$9,282,998	$434,368
Invesco Liquid Assets Portfolio, Institutional Class	9,118,741	12,967,843	(15,286,612)	(1,076)	589	6,799,485	322,273
Invesco Treasury Portfolio, Institutional Class	14,319,172	20,748,547	(24,458,579)	-	-	10,609,140	495,624
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$13,816,148	$(13,040,171)	$-	$-	$775,977	$31,052*
Invesco Private Prime Fund	-	33,613,707	(31,617,955)	(193)	(188)	1,995,371	82,128*
Total	$35,967,189	$99,301,224	$(105,804,574)	$(1,269)	$401	$29,462,971	$1,365,445

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$28,881,985	$—	$—	$28,881,985
Canada	29,535,981	—	—	29,535,981
China	—	14,484,976	—	14,484,976
Denmark	—	774,923	—	774,923
Egypt	—	7,290,798	—	7,290,798
France	—	34,766,788	—	34,766,788
Georgia	—	11,158,767	—	11,158,767
Germany	—	18,675,820	—	18,675,820
India	4,453,472	4,266,435	—	8,719,907
Indonesia	—	16,887,817	—	16,887,817
Ireland	—	1,700,299	—	1,700,299
Italy	—	17,526,125	—	17,526,125
Japan	—	16,652,601	—	16,652,601
Malaysia	—	9,180,753	—	9,180,753
Mexico	13,683,630	—	—	13,683,630
Netherlands	—	2,935,181	—	2,935,181
New Zealand	—	3,134,122	—	3,134,122
Poland	—	12,872,188	—	12,872,188
Romania	—	268,347	—	268,347
South Africa	4,260,740	3,197,024	—	7,457,764
South Korea	—	6,904,203	—	6,904,203
Spain	—	4,070,722	—	4,070,722
Sweden	—	7,371,076	—	7,371,076
Switzerland	—	4,686,692	—	4,686,692
Taiwan	—	10,718,003	—	10,718,003
United Kingdom	—	65,402,083	—	65,402,083
United States	4,339,195	5,199,192	—	9,538,387
Money Market Funds	26,691,623	2,771,348	—	29,462,971
Total Investments	$111,846,626	$282,896,283	$—	$394,742,909
Invesco EQV International Small Company Fund